RELATED PARTY TRANSACTIONS - Summary of Significant Transactions between the Company and Other Related Parties (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GUC
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 1,651.0	$ 610.0
VIS
Disclosure of transactions between related parties [line items]
Receivables from related parties	945.2	626.7
Other receivables from related parties	267.8	0.0
Xintec
Disclosure of transactions between related parties [line items]
Payables to related parties	1,298.7	988.0
SSMC
Disclosure of transactions between related parties [line items]
Other receivables from related parties	0.3	0.2
Payables to related parties	374.1	308.4
Others
Disclosure of transactions between related parties [line items]
Receivables from related parties	143.3	167.8
Payables to related parties	105.9	129.6
Associates
Disclosure of transactions between related parties [line items]
Sales revenue	33,226.4	15,034.1	$ 13,406.0
Purchases	4,991.6	4,619.6	4,562.2
Receivables from related parties	2,739.5	1,404.5
Other receivables from related parties	268.1	0.2
Payables to related parties	1,778.7	1,426.0
Temporary receipts	638.8	4,271.5
Manufacturing expenses	$ 5,448.2	$ 5,232.8	$ 5,043.5